Commitments and Contingencies (Details Narrative)							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018 shares	Dec. 20, 2018 USD ($) Integer $ / shares	Nov. 20, 2018 USD ($)	Nov. 09, 2018 shares	Sep. 13, 2017 USD ($) $ / shares shares	Aug. 22, 2017 USD ($) $ / shares shares	Feb. 28, 2019 USD ($)	Feb. 29, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($)
Other Commitments [Line Items]
Description of debt instrument priority terms								The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar Asset Management Partners Inc. ("Polar"), pursuant to which Polar agreed to sell up to 490,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2 Principal Fund L.P. ("K2"), pursuant to which K2 agreed to sell up to 220,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination.	The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination.
Number of shares agreed to sell | shares									490,000
Principal amount of convertible securities							$ 500,000		$ 500,000
Number of conversion of shares | shares				520,000
Weighted average discount rate								10.67%	12.00%
Weighted average remaining lease term								50 months	56 months
Operating lease right-of-use assets								$ 210,602	$ 100,146
Operating lease liabilities								210,601	100,921
Cash paid for measurement of lease liabilities								85,000	7,000
Operating lease expense								$ 34,000	$ 10,000
Polar Asset Management Partners Inc. [Member]
Other Commitments [Line Items]
Number of shares agreed to sell | shares								490,000
K2 Principal Fund L.P. [Member]
Other Commitments [Line Items]
Number of shares agreed to sell | shares								220,000	220,000
Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Other Commitments [Line Items]
Debt forgiveness income		$ 300,000						$ 300,000
Secured Demand Promissory Note [Member]
Other Commitments [Line Items]
Underwriter fees			$ 20,000
Principal amount of debt instrument			$ 1,800,000
Accrued interest rate of debt instrument			125.00%
Secured Demand Promissory Note [Member] | May 20, 2019 [Member]
Other Commitments [Line Items]
Accrued interest rate of debt instrument			8.00%
Secured Demand Promissory Note [Member] | May 21, 2019 Through August 20, 2019 [Member]
Other Commitments [Line Items]
Accrued interest rate of debt instrument			12.00%
Secured Demand Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Other Commitments [Line Items]
Accrued interest rate of debt instrument			15.00%
Secured Demand Promissory Note [Member] | August 20, 2019 [Member]
Other Commitments [Line Items]
Interest rate for debt default			12.00%
Secured Demand Promissory Note [Member] | After August 21, 2019 [Member]
Other Commitments [Line Items]
Accrued interest rate of debt instrument			18.00%
Series A-1 Exchange Convertible Note [Member]
Other Commitments [Line Items]
Number of conversion of shares | shares	193,648
Series A-1 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Other Commitments [Line Items]
Principal amount of convertible securities		$ 500,000
Interest rate of convertible securities		2.67%
Maturity date of convertible securities		Jun. 20, 2020
Frequency of periodic payment		Payable quarterly
Description of payment terms		The Company may pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company may only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") have been met (unless waived by Maxim in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company has provided proper notice pursuant to the terms of the note and (iii) the Company has delivered to Maxims' account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.
Threshold trading days | Integer		20
Conversion price | $ / shares		$ 1.93
Description of restrictive conversion terms		The Company is not permitted to convert any portion of the Series A-1 Note if doing so results in Maxim beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from Maxim to the Company, that percentage may increase to 9.99%.
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Other Commitments [Line Items]
Principal amount of convertible securities		$ 1,000,000
Maturity date of convertible securities		Jun. 20, 2020
Threshold trading days | Integer		5
Conversion price | $ / shares		$ 1.93
Description of conversion terms		Automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.
Promissory Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Other Commitments [Line Items]
Principal amount of debt instrument		$ 1,800,000						1,800,000
Two Exchange Notes [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Other Commitments [Line Items]
Debt forgiveness income		$ 1,500,000						$ 1,500,000
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share | $ / shares								$ 13.00	$ 13.00
Initial Public Offering [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 100	$ 100
Number of shares purchased | shares						5,000,000		250,000	250,000
Options exercisable, per unit								11.50
Sale of stock, price per share | $ / shares						$ 10.00
Underwriter fees						$ 3,200,000			$ 1,000,000
Weighted average discount rate								12.00%
Initial Public Offering [Member] | Maxim Group LLC [Member]
Other Commitments [Line Items]
Number of shares purchased | shares									52,000
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Number of shares purchased | shares					200,000
Underwriter fees					$ 110,000
Over-Allotment Option [Member] | Maxim Group LLC [Member]
Other Commitments [Line Items]
Number of shares purchased | shares									2,000
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 2,990,000	$ 2,990,000
Number of shares purchased | shares					200,000			260,000
Sale of stock, price per share | $ / shares					$ 10.00